Fees and Commissions Income (Tables)	12 Months Ended
Mar. 31, 2022
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income	Details of fees and commissions income for the fiscal years ended March 31, 2020, 2021 and 2022 were as follows:

	2020	2021	2022
	(in millions)
Fees and commissions on deposits	¥53,684	¥50,131	¥51,032
Fees and commissions on remittances and transfers	169,407	165,288	157,236
Fees and commissions on foreign trading business	66,025	79,353	56,344
Fees and commissions on credit card business	238,112	199,625	207,080
Fees and commissions on security-related services	221,494	244,017	264,530
Fees and commissions on administration and management services for investment funds	184,559	235,497	286,549
Trust fees	119,919	125,658	133,322
Guarantee fees(1)	46,322	43,889	45,849
Insurance commissions	44,415	42,117	42,353
Fees and commissions on real estate business	49,764	48,110	65,611
Other fees and commissions(2)	308,351	293,598	348,957
Total	¥1,502,052	¥1,527,283	¥1,658,863

Notes:
(1)Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
(2)Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.